787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

February 12, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Chile Fund, Inc.
Pre-Effective Amendment to Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Chile Fund, Inc. (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of each of The Asia Tigers Fund, Inc. into the Registrant.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8172.

Sincerely,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures
cc:	Lucia Sitar, Aberdeen Asset Management Inc.
Katherine Corey, Aberdeen Asset Management Inc.
Rose F. DiMartino, Willkie Farr & Gallagher LLP
Elliot J. Gluck, Willkie Farr & Gallagher LLP

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